FINANCIAL INSTRUMENTS Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 4
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	0		0
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring		2
Description of Discontinuation of Fair Value Hedge	0	0	0
Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Commodity [Member]
Derivatives, Fair Value [Line Items]
Maximum Length of Time Hedged in Cash Flow Hedge	45 months
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	0		0
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring		2
ISDA Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Net Liability Position Aggregate Fair Value	$ 7	$ 13